LEASES - Summary of Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of leases [Abstract]
Beginning balance	$ 61,363	$ 46,887
Additions	49,472	23,590
Additions from business combinations	584	3,347
Foreign exchange difference	(1,916)	(92)
Foreign currency translantion	(301)
Interest expense	4,944	3,464	$ 0
Payments	(25,141)	(15,833)
Disposals	(895)
Discounts	(512)	0	0
Ending balance	$ 87,598	$ 61,363	$ 46,887